Risk Management (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Borrowings	R$ 17,804,385	R$ 16,814,754
Certificado De Deposito Interbancario [Member]
IfrsStatementLineItems [Line Items]
Borrowings	9,966,111	9,251,150
Interest Benchmark Rates [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,684,711	1,635,587
Indice Nacional De Precos Ao Consumidor Amplos [Member]
IfrsStatementLineItems [Line Items]
Borrowings	3,038,378	3,073,435
Taxa De Juros A Longo Prazos [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,365,806	1,433,029
Secured Overnight Financing Rate [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,356,473	996,697
Interest And Charge [Member]
IfrsStatementLineItems [Line Items]
Borrowings	R$ 392,906	R$ 424,856